Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 04, 2022
Entity Registrant Name	Nikola Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38495
Entity Tax Identification Number	82-4151153
Entity Address, Address Line One	4141 E Broadway Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
Local Phone Number	480
City Area Code	666-1038
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	NKLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001731289
Amendment Flag	true
Amendment Description	On August 4, 2022, Nikola Corporation (the “Company”) issued a revised press release (the “Corrected Release”) announcing its results of operations for its fiscal quarter ended June 30, 2022 to correct certain information in the original press release (the “Original Release”) also issued on August 4, 2022. The Corrected Release includes the Company’s GAAP net loss per share for the quarter ended June 30, 2022, which was inadvertently omitted from the Original Release, corrects the title of non-GAAP net loss per share for the quarter ended June 30, 2022, and corrects a statement regarding the Company’s progress toward a hydrogen dispensing station servicing the Port of Long Beach. A copy of the Corrected Release is furnished herewith as Exhibit 99.1 and is incorporated into this Item 2.02 by reference. In addition, Inline XBRL tagging in Exhibit 104 was corrected.